Loans and advances and deposits at amortised cost (Table)	12 Months Ended
Dec. 31, 2021
Loans and advances and deposits at amortised cost
Disclosure of loans and advances and deposits at amortised cost

Loans and advances and deposits at amortised cost
	2021	2020
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	9,698	8,900
Loans and advances at amortised cost to customers	319,922	309,927
Debt securities at amortised cost	31,831	23,805
Total loans and advances at amortised cost	361,451	342,632

Deposits at amortised cost from banks	17,819	17,343
Deposits at amortised cost from customers	501,614	463,693
Total deposits at amortised cost	519,433	481,036